Risks and Uncertainties (Details) - EBP 001 - $ / shares	Jun. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Percentage of Plan assets in employer common stock to total assets		2.10%	4.40%
Company's common stock, closing market price (in dollars per share)		$ 25.26	$ 51.25
Subsequent Event
EBP, Risk and Uncertainty [Line Items]
Company's common stock, closing market price (in dollars per share)	$ 3.79